TRANSACTIONS WITH RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of principal related parties with which the Group had significant transactions

The principal related parties with which the Group had significant transactions during the six months ended June 30, 2024 and 2023 presented are as follows:

Related parties	Relationship with the Company
Pham Nhat Vuong	CEO and Managing Director
Vingroup JSC	Ultimate Parent
Vietnam Investment Group Joint Stock Company (“VIG”)	Shareholder
Vinbus Ecology Transport Services Limited Liability Company (“Vinbus Ecology Transport Services LLC”)	Entity under common control
Vincom Retail JSC (“Vincom Retail JSC”)	Associate of the ultimate parent company (entity under common control until March 30, 2024)
Vincom Retail Operation Company Limited (“Vincom Retail Operation LLC”)	Associate of the ultimate parent company (entity under common control until March 30, 2024)
Suoi Hoa Urban Joint Stock Company (“Suoi Hoa Urban JSC”)	Associate of the ultimate parent company (entity under common control until March 30, 2024)
Vincom Retail Landmark Company Limited (“Vincom Retail Landmark Co., Ltd.)	Associate of the ultimate parent company (entity under common control until March 30, 2024)
Vinhomes Industrial Zone Investment JSC (“VHIZ JSC”)	Entity under common control
Vinhomes JSC	Entity under common control
Vinsmart Research and Manufacture JSC (“Vinsmart JSC”)	Entity under common control
Green and Smart Mobility Joint Stock Company (“GSM JSC”)	Entity under common control
Ecology Development and Investment Joint Stock Company (“Ecology JSC”)	Entity under common control
Vinpearl Joint Stock Company (“Vinpearl JSC”)	Entity under common control
Vin3S Joint Stock Company (“Vin3S JSC”)	Entity under common control

The principal related parties with which the Group had significant transactions during the years ended December 31, 2023, 2022 and 2021 presented are as follows:

Related parties	Relationship with the Company
Pham Nhat Vuong	General Director
Vingroup JSC	Ultimate Parent
VIG	Shareholder
Asian Star Trading & Investment Pte. Ltd. (“Asian Star”)	Shareholder
VinES Energy Solutions JSC (“VinES JSC”)	Entity under common control
Vinbus Ecology Transport Services Limited Liability Company (“Vinbus Ecology LLC”)	Entity under common control
Vincom Retail JSC	Entity under common control
Vincom Retail Operation Company Limited (“Vincom Retail Operation LLC”)	Entity under common control
VIN3S JSC	Entity under common control
Vinhomes Industrial Zone Investment JSC (“VHIZ JSC”)	Entity under common control
Vinhomes JSC	Entity under common control
Vinpearl JSC	Entity under common control
Vinsmart Research and Manufacture JSC (“Vinsmart JSC”)	Entity under common control
VinFast Lithium Battery Pack Limited Liability Company (“VinFast Lithium Battery Pack LLC”)	Associate of Parent Company
SADO JSC	Entity under common control
Times Trading Investment and Development One Member LLC	Entity under common control
Vinbiocare Biotechnology JSC	Entity under common control
Thai Son Construction Investment JSC	Entity under common control
Green and Smart Mobility Joint Stock Company (“GSM JSC”)	Entity under common control
Ecology Development and Investment Joint Stock Company (“Ecology JSC”)	Entity under common control
Suoi Hoa Urban Development and Investment Joint Stock Company (“Suoi Hoa JSC”)	Entity under common control
VinCSS Internet Security Services Joint Stock Company (“VinCSS JSC”)	Entity under common control
VinITIS Transmission Infrastructure and Information Technology Solution (“VinITIS JSC”)	Entity under common control
Vantix Technology Solutions and Services Joint Stock Company	Entity under common control
VinBigData Joint Stock Company (“VinBigData JSC”)	Entity under common control

Schedule of significant transactions with related parties

		For the six months ended June 30,
		2023	2024
Related party	Transactions	VND million	VND million	USD
Vingroup JSC	Borrowings	40,409,133	28,324,319	1,167,531,698
	Interest payable	1,196,994	3,555,818	146,571,228

Pham Nhat Vuong	Sponsorship contribution - accounted for as deemed contribution	—	3,277,310	135,091,096

VIG	Cash received for disposal of ICE assets (including VAT)	—	1,642,444	67,701,731
	Sponsorship contribution - accounted for as deemed contribution	—	74,904	3,087,552

Vinhomes JSC	Vouchers redemption	637,908	17,825	734,749
	Sale of vehicles and others	66,588	1,629,814	67,181,121

Vinsmart JSC	Purchase of machinery and equipment, tools, materials and goods	23,597	208,924	8,611,871
	Sponsorship contribution - accounted for as deemed contribution	—	12,000,000	494,641,385
Suoi Hoa Urban JSC	Borrowings	230,000	230,000	9,480,627
VHIZ JSC	Interest payable	756,183	896,411	36,950,165

Vincom Retail JSC	Borrowings	2,075,000	—	—

GSM JSC	Sales of vehicles	5,615,606	6,079,714	250,606,513
	Interest income due to late payment	—	91,898	3,788,046

Vincom Retail Operation JSC	Borrowing	2,740,000	2,130,000	87,798,846
	Interest payable	49,834	91,851	3,786,109
	Rental showrooms and charging stations fee	63,672	111,239	4,585,284

Vinpearl JSC	Hotel service & airplane tickets expenses	77,965	76,803	3,165,829
	Loan receivables	—	300,000	12,366,035
Vincom Retail Landmark 81 Co., Ltd.	Borrowings	—	140,000	5,770,816

Vinbus Ecology	Sale of electric buses	94,688	—	—
Transport Services LLC	Loan receivables	—	9,900,000	408,079,143
	Interest receivables	—	144,256	5,946,249

	As of December 31, 2023	As of June 30, 2024
	VND million	VND million	USD
Amounts due from related parties
Short-term loans, advance to and receivables from related parties	2,374,382	5,721,225	235,829,555
Short-term loans (Note 11a)	—	4,320,000	178,070,899
Short-term advance to and receivables (Note 11c)	2,374,382	1,401,225	57,758,656
Long-term loans to and receivables	51,073	34,434	1,419,373
Long-term receivables (Note 11c)	51,073	34,434	1,419,373
Total	2,425,455	5,755,659	237,248,928

Amounts due to related parties
Short-term payables to and borrowings from related parties	49,341,144	59,402,573	2,448,580,915
Short-term payables (Note 11c)	6,216,882	7,911,559	326,115,375
Short-term borrowing (Note 11b)	43,124,262	51,491,014	2,122,465,540
Long-term payables to related parties	19,682,747	33,212,671	1,369,030,132
Long-term payables (Note 11c)	17,297,050	17,648,975	727,492,786
Long-term borrowing (Note 11b)	2,385,697	15,563,696	641,537,345
Total	69,023,891	92,615,244	3,817,611,046

	As of December 31, 2023	As of June 30, 2024
	VND million	VND million	USD
Short-term loans to related parties
Vinbus Ecology Transport Services LLC	—	4,320,000	178,070,899
Total	—	4,320,000	178,070,899

					Interest rate
					applicable for the
					six months ended
Counterparty	As of June 30, 2024		Maturity	Collateral	June 30, 2024
		USD
		(Convenience
	VND million	translation)
Vinbus Ecology Transport Services LLC	4,320,000	178,070,899	April 2025	Unsecured	12%
TOTAL	4,320,000	178,070,899

	As of December 31, 2023	As of June 30, 2024
	VND million	VND million	USD
Short-term borrowing from related parties
Vingroup JSC	43,107,758	49,557,842	2,042,779,967
Vincom Retail Operation JSC	—	1,530,000	63,066,777
Suoi Hoa Urban JSC	—	230,000	9,480,627
Vincom Retail Landmark Co., Ltd.	—	140,000	5,770,816
Vinpearl Australia Pty Ltd.	16,504	33,172	1,367,354
Total	43,124,262	51,491,014	2,122,465,540

Long-term borrowing from related parties
Vingroup JSC	2,385,697	15,563,696	641,537,345
Total	2,385,697	15,563,696	641,537,345

					Interest rate
					applicable for the
					six months ended
Counterparty	As of June 30, 2024		Maturity	Collateral	June 30, 2024
		USD
		(Convenience
	VND million	translation)
Short-term
Vingroup JSC	49,557,842	2,042,779,967	From July 2024 to June 2025	Unsecured	4.5%-12%
Vincom Retail Operation JSC	1,530,000	63,066,777	September 2024	Unsecured	12%
Suoi Hoa Urban JSC	230,000	9,480,627	September 2024	Unsecured	12%
Vincom Retail Landmark 81 Co., Ltd.	140,000	5,770,816	September 2024	Unsecured	12%
Vinpearl Australia Pty Ltd.	33,172	1,367,354	August 2024	Unsecured	7%
TOTAL	51,491,014	2,122,465,540
Long-term
Vingroup JSC	15,563,696	641,537,345	August 2025 to March 2027	Unsecured	12%-15%
TOTAL	15,563,696	641,537,345

	As of December 31,
	2023	As of June 30, 2024
	VND million	VND million	USD
Amount due from related parties
VinFast Lithium Battery Pack LLC	7,493	49,557	2,042,745
VHIZ JSC	36,760	64,561	2,661,212
Vinhomes JSC	87,735	72,496	2,988,293
Ecology JSC	275,215	—	—
Vinbus Ecology Transport Services LLC	75,010	146,077	6,021,311
GSM JSC	1,819,845	1,002,473	41,322,053
Others	123,397	100,495	4,142,415
Total	2,425,455	1,435,659	59,178,029

	As of December 31,
	2023	As of June 30, 2024
	VND million	VND million	USD
Amount due to related parties
Vingroup JSC	2,520,383	5,022,192	207,015,334
VHIZ JSC(*)	18,114,043	18,712,879	771,347,032
Vinhomes JSC	2,386,552	1,029,592	42,439,901
Vinsmart JSC	115,232	324,940	13,394,064
Vincom Retail Operation JSC	52,908	101,658	4,190,354
GSM JSC	16,134	97,937	4,036,974
Others	308,680	271,336	11,184,501
Total	23,513,932	25,560,534	1,053,608,162
(*)	This is payable relating to the leaseback transaction with VHIZ JSC. Payment is made every quarter until February 2067.

		For the year ended December 31,
Related party	Transactions	2021	2022	2023	2023
		VND million	VND million	VND million	USD
Vingroup JSC	Borrowings	31,938,007	51,879,878	73,708,579	3,088,434,551
	Borrowings (converted from interest payable)	—	2,625,845	—	—
	Borrowings (converted from the Group’s consideration payable to Vingroup JSC for acquisition of Vingroup Investment)	4,693,380	—	—	—
	Interest expense	1,229,683	2,349,133	3,757,113	157,425,333
	Capital contribution by offsetting against borrowings	4,121,775	45,733,714	—	—
	Capital contribution receipt in cash	2,515,000	6,000,000	—	—
	Capital contribution by offsetting against P -notes	—	25,782,160	—	—
	Capital contribution receipt in cash	—	163,392	—	—
	Issuance of DPS2	—	13,995,359	—	—
	Cash received from selling car vouchers	—	700,150	—	—
	Payable due to the acquisition of VinFast Vietnam by VinFast Auto	25,782,160	—	—	—
	Advance to acquire shares of VinFast Vietnam	235,000	—	—	—
	Information technology service fee	9,238	18,348	23,400	980,474

		For the year ended December 31,
Related party	Transactions	2021	2022	2023	2023
		VND million	VND million	VND million	USD
Asian Star	Borrowings	—	94,920	—	—
	Capital contribution receipt in cash	—	47,569	—	—
	Sponsorship contribution – accounted for as deemed contribution	—	—	1,667,786	69,881,254
VIG	Payable due to the acquisition of VinFast Vietnam by VinFast Auto	24,208,340	—	—	—
	Consideration receivable from disposal of ICE assets which was used to offset against P-notes	—	24,208,340	—	—
	Consideration receivable from disposal of ICE assets which was used to offset against debts related to lease back ICE assets	—	1,148,215	—	—
	Cash received for disposal of ICE assets (inclusive of VAT receivable)	—	2,000,000	—	—
	Capital contribution receipt in cash	5,870,619	106,168	—	—
	Advance to acquire shares of VinFast Vietnam	226,917	—	—	—
Pham Nhat Vuong	Sponsorship contribution - accounted for as deemed contribution	—	350,000	18,980,000	795,273,611
	Capital contribution in cash	247,963	—	—	—
Vinhomes JSC	Cash received from selling car and e-scooter vouchers	3,967,140	5,345,953	937,953	39,300,804
	Sale of smart devices	—	1,933	136,773	5,730,872
	Borrowings	4,270,000	—	—	—
	Reduction of borrowings through offsetting debt	1,921,337	—	—	—
	Service fee	41,627	73,091	68,002	2,849,325
Vinpearl JSC	Borrowing	—	500,000	—	—
	Interest expenses	—	13,956	20,523	859,926
	Interest receivable	244,557	72,353	9,862	413,224
	Purchase of hospitality vouchers	165,303	56,095	160,564	6,727,730
	Purchase of other services	18,811	99,224	96,026	4,023,548
	Advance to buy voucher	—	150,000	—	—
	Hotel service expenses	121,122	99,794	43,044	1,803,570
	Sale of vehicles and spare parts	—	40,249	26,696	1,118,579
	Loan receivables	4,353,000	—	—	—
VinBigData JSC	Purchase of assets, tools	—	43,273	49,385	2,069,262

		For the year ended December 31,
Related party	Transactions	2021	2022	2023	2023
		VND million	VND million	VND million	USD
VinES JSC	Sale of battery parts and finished batteries	—	1,355,548	—	—
	Transfer of battery production facilities	—	5,061,503	85,799	3,595,031
	Processing fee	—	—	892,591	37,400,109
	Purchase of finished battery packs, tools and service	—	5,413,397	1,309,497	54,868,725
	Payment on behalf related to batteries purchase	—	7,448,574	16,813	704,475
	Purchase of raw material and spare parts	—	—	699,999	29,330,386
Vinsmart JSC	Purchase of fixed assets, tools, materials and goods	595,827	3,178,988	25,279	1,059,206
	Loan receivable	1,227,000	—	—	—
	Transfer of investments	634,406	—	—	—
	Purchase of smartphones	930,065	—	—	—
VHIZ JSC	Contractual profit sharing under business investment and cooperation contract	336,000	56,000	—	—
	Interest expense	—	1,202,202	1,574,845	65,986,969
	Payment on behalf	—	377,921	171,750	7,196,430
Vincom Retail JSC	Borrowings	295,000	3,250,000	3,540,000	148,328,166
	Interest expense	5,173	54,547	42,262	1,770,804
Vincom Retail Operation LLC	Rental showrooms and charging stations	76,666	110,077	109,551	4,590,254
	Borrowings	—	4,570,000	6,920,000	289,952,233
	Interest expense	—	55,726	117,031	4,903,670
Suoi Hoa JSC	Borrowings	—	—	685,000	28,701,919
VIN3S JSC	Purchase of information technology services and software	148,586	350,577	23,959	1,003,897
VinFast Lithium Battery Pack LLC	Purchase of assets, materials and tools	189,407	319	5,140	215,369
Vantix JSC	Purchase of services	—	6,435	24,690	1,034,526
Vinbus Ecology LLC	Revenue from sale of electric buses	480,102	847,128	170,427	7,140,996
Ecology JSC	Revenue from sale of electric buses	—	46	254,902	10,680,550
GSM JSC	Revenue from sale of vehicles, including bill and hold sale, as restated	—	—	18,557,705	777,579,192
	Other revenues	—	—	9,184	384,815
	Late payment penalty interest	—	—	143,856	6,027,654
VinCSS JSC	Information technology service fee	8,505	73,421	94,196	3,946,870
VinITIS JSC	Information technology service fee	25,917	28,959	60,020	2,514,875
VinBigData JSC	Purchase of assets and tools	—	43,273	49,385	2,069,262

	As of December 31,
	2022	2023	2023
		(Restated)	(Restated)
	VND million	VND million	USD
Amounts due from related parties
Short-term loans, advance to and receivables from related parties	1,978,097	2,605,366	109,166,429
Short-term loans (Note 22a)	545,400	—	—
Short-term advance to and receivables (Note 22b)	1,432,697	2,605,366	109,166,429
Long-term loans to and receivables	44,533	47,443	1,987,891
Long-term receivables	44,533	47,443	1,987,891
Total	2,022,630	2,652,809	111,154,320

Amounts due to related parties
Short-term payables to and borrowings from related parties	17,325,317	44,338,043	1,857,791,125
Short-term payables (Note 22b)	16,605,397	6,910,748	289,564,568
Short-term borrowings (Note 22a)	719,920	37,427,295	1,568,226,557
Long-term payables to related parties	21,918,710	18,151,355	760,552,879
Long-term payables (Note 22b)	14,371,365	15,765,658	660,590,715
Long-term borrowings (Note 22a)	7,547,345	2,385,697	99,962,164
Total	39,244,027	62,489,398	2,618,344,004

		Interest rate
Related parties	VND million	per annum	Maturity date
Short-term borrowings from related parties
Vingroup JSC	37,410,790	From 5.7% to 12%	From February 2024 to December 2024
Vinpearl Australia Pty Ltd.	16,505	7%	August 2024
Total	37,427,295
Long-term borrowings from a related party
Vingroup JSC	2,385,697	From 14.5% to 15%	August 2025 and September 2026
Total	2,385,697

		Interest rate
Related parties	VND million	per annum	Maturity date
Short-term loans to a related party
Vinpearl JSC	545,400	9%	September 2023
Total	545,400
Short-term borrowings from related parties
Vingroup JSC	325,000	9%	From August 2023 to October 2023
Vinpearl JSC	300,000	9%	August 2023
Asian Star	94,920	7.5%	June 2023
Total	719,920
Long-term borrowings from a related party
Vinpearl JSC	7,547,345	9%	February 2024 and December 2026
Total	7,547,345

Related parties	Transactions	VND million
Short-term advance to and receivables from related parties
GSM JSC	Receivable from sale of vehicles, as restated	1,819,845
Ecology JSC	Receivable from sale of electric buses	275,215
VinES JSC	Receivable from disposal of assets	237,184
Vinhomes JSC	Receivable from sale of smart devices	87,735
Vinbus Ecology LLC	Receivable from sale of electric buses	75,010
VHIZ JSC	Payment on behalf and others	36,760
Others	Other advance and short-term receivables	73,617
Total		2,605,366
Short-term payables to related parties
VHIZ JSC	Payable for leaseback transaction and others	1,165,590
Vingroup JSC	Interest payables and others	1,781,633
Vinsmart JSC	Payable for purchasing of raw materials and assets	114,633
Vinhomes JSC	Car vouchers which have not been redeemed	888,801
	Other payables	1,496,378
VinES JSC	Payable for purchasing of goods and services	901,233
Vin3S JSC	Payable for purchasing of assets and services	58,408
Others	Other payables	504,072
Total		6,910,748
Long-term payables to related parties
VHIZ JSC	Payables for leaseback transaction and others	15,296,294
Vingroup JSC	Interest payables	469,364
Total		15,765,658

Related parties	Transactions	VND million
Short-term advance to and receivables from related parties
VinES JSC	Receivable from disposal of assets	1,000,000
VinFast Lithium Battery Pack LLC	Receivable from disposal of assets and selling material	46,270
Vinpearl JSC	Interest receivables	133,626
	Advance for purchase of vouchers	91,944
	Other receivables	24,634
Vingroup JSC	Receivable from providing services and disposal of assets	45,676
VHIZ JSC	Payment on behalf and others	38,413
Others	Other advance and short-term receivables	52,134
Total		1,432,697
Short-term payables to related parties
VHIZ JSC	Payable relating to leaseback transaction and others	919,493
Vingroup JSC	Car vouchers which have not been redeemed	699,390
	Interest payables and others	113,883
Vinsmart JSC	Payable for purchasing of raw materials and assets	2,038,084
Vinhomes JSC	Car vouchers which have not been redeemed	3,520,132
	Other payables	84,801
VinES JSC	Payable relating to purchase of goods and services	8,816,483
Vin3S JSC	Payable relating to purchase of assets and services	104,792
Others	Other payables	308,339
Total		16,605,397
Long-term payables to related parties
VHIZ JSC	Payables relating to leaseback transaction and others	14,274,362
Vingroup JSC	Interest payables	97,003
Total		14,371,365